Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding RSUs (Detail) - Restricted Share Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2021 GHL Plan [Member]
Statement [Line Items]
Beginning balance - Number of unvested restricted share units	66,457
Vested - Number of unvested restricted share units	(330)
Canceled and forfeited - Number of unvested restricted share units	(1,481)
Ending balance - Number of unvested restricted share units	64,646	66,457
GHI 2018 Plan and GHI 2015 Plan [Member]
Statement [Line Items]
Beginning balance - Number of unvested restricted share units	36,546	36,302	25,804
Granted - Number of unvested restricted share units	47,895	19,850	30,285
Vested - Number of unvested restricted share units	(11,783)	(10,114)	(10,293)
Canceled and forfeited - Number of unvested restricted share units	(6,201)	(9,492)	(9,494)
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalisation	(66,457)
Ending balance - Number of unvested restricted share units		36,546	36,302